Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable
Creditors	$ 10,614	$ 2,684
Brokers	6,828	2,786
Professional and legal fees	3,620	829
Total accounts payable	$ 21,062	$ 6,299